Description of Organization and Business Operations (Details Narrative) - USD ($)					1 Months Ended		3 Months Ended	9 Months Ended
	Sep. 21, 2021	Jan. 26, 2021	Jan. 22, 2021	Dec. 31, 2020	Oct. 15, 2020	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021	Feb. 22, 2021
Property, Plant and Equipment [Line Items]
Price per share				$ 10.10			$ 10.10	$ 10.10
Proceeds from offering								$ 57,500,000
Offering costs				$ 150,000			$ 150,000
Warrants exercise price								$ 11.50
Proceeds from exercise of warrants								$ 3,105,000
Aggregate fair market value description							The Company must complete one or more initial Business Combinations having an aggregate fair market value of at least 80% of the net assets held in the Trust Account (excluding the deferred underwriting commissions and taxes payable) at the time of the agreement to enter into the initial Business Combination. However, the Company will only complete a Business Combination if the post-business combination company owns or acquires 50% or more of the voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act.	The Company must complete one or more initial Business Combinations having an aggregate fair market value of at least 80% of the net assets held in the Trust Account (excluding the deferred underwriting commissions and taxes payable) at the time of the agreement to enter into the initial Business Combination. However, the Company will only complete a Business Combination if the post-business combination company owns or acquires 50% or more of the voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act.
Share-based Payment Arrangement, Earnings Per Share Computation, Description							In the event of such distribution, it is possible that the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be only $10.10. In order to protect the amounts held in the Trust Account, the Sponsor agreed to be liable to the Company if and to the extent any claims by a	In the event of such distribution, it is possible that the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be only $10.10. In order to protect the amounts held in the Trust Account, the Sponsor agreed to be liable to the Company if and to the extent any claims by a
Cash				2,966			$ 2,966	$ 25,170
Working capital deficit				131,000			131,000	353,000
Tax liabilities				1,000			1,000
Cash								25,000
Proceeds from related party							42,125
Promissory note outstanding amount				0			0	48,000
Note [Member]
Property, Plant and Equipment [Line Items]
Debt instrument face amount						$ 42,125
Robb Knie [Member]
Property, Plant and Equipment [Line Items]
Proceeds from related party	$ 100,000
Robb Knie [Member] | Note [Member]
Property, Plant and Equipment [Line Items]
Repayment of note		$ 40,510		1,615			1,615
Debt instrument face amount				150,000		150,000	150,000
Proceeds from related party						$ 42,125
Minimum [Member]
Property, Plant and Equipment [Line Items]
Net tangible assets				5,000,001	$ 5,000,001		5,000,001	5,000,001
Maximum [Member]
Property, Plant and Equipment [Line Items]
Dissolution expenses					$ 50,000
IPO [Member]
Property, Plant and Equipment [Line Items]
Shares issued during the period			5,750,000
Price per share			$ 10.00
Proceeds from offering			$ 57,500,000
Offering costs			4,200,000
Deferred underwriting commissions			$ 2,000,000.0
Payments for initial public offering							25,000	25,000
Proceeds from loan							$ 42,125	$ 42,125
Repayment of note		$ 40,510		$ 1,615
Over-Allotment Option [Member]
Property, Plant and Equipment [Line Items]
Shares issued during the period			750,000
Price per share			$ 10.00
Over-Allotment Option [Member] | Trust Agreement [Member] | Continental Stock Transfer and Trust Company [Member]
Property, Plant and Equipment [Line Items]
Price per share					$ 0.025
Deposit into trust account					$ 143,750
Possible business combination, value					$ 287,500
Private Placement [Member]
Property, Plant and Equipment [Line Items]
Warrants outstanding			2,800,000
Warrants exercise price			$ 1.00						$ 1.00
Proceeds from exercise of warrants			$ 2,800,000
Private Placement Warrant [Member]
Property, Plant and Equipment [Line Items]
Price per share			$ 10.10	$ 1.00	$ 1.00		$ 1.00
Proceeds from offering			$ 58,100,000
Warrants outstanding								2,800,000
Proceeds from exercise of warrants							$ 2,800,000
Common Class A [Member]
Property, Plant and Equipment [Line Items]
Price per share								$ 9.20
Common Class A [Member] | IPO [Member]
Property, Plant and Equipment [Line Items]
Shares issued during the period			5,750,000